Consolidated balance sheet - CAD ($) $ in Millions	Jul. 31, 2021		Oct. 31, 2020
ASSETS
Cash and non-interest-bearing deposits with banks	$ 30,234	[1]	$ 43,531
Interest-bearing deposits with banks	20,062		18,987
Securities (Note 5)	157,478		149,046
Cash collateral on securities borrowed	13,296		8,547
Securities purchased under resale agreements	62,910		65,595
Loans (Note 6)
Residential mortgages	245,045		221,165
Personal	41,231		42,222
Credit card	10,870		11,389
Business and government	144,130		135,546
Allowance for credit losses	(2,926)		(3,540)
Total loans	438,350		406,782
Other
Derivative instruments	34,360		32,730
Customers' liability under acceptances	10,817		9,606
Property and equipment	3,133		2,997
Goodwill	4,986		5,253
Software and other intangible assets	1,949		1,961
Investments in equity-accounted associates and joint ventures	655		658
Deferred tax assets	435		650
Other assets	27,402		23,208
Other miscellaneous assets	83,737		77,063
Total assets	806,067		769,551
Deposits (Note 7)
Personal	210,683		202,152
Business and government	332,974		311,426
Bank	18,708		17,011
Secured borrowings	40,604		40,151
Deposits	602,969		570,740
Obligations related to securities sold short	21,815		15,963
Cash collateral on securities lent	3,611		1,824
Obligations related to securities sold under repurchase agreements	64,633		71,653
Other
Derivative instruments	29,291		30,508
Acceptances	10,879		9,649
Deferred tax liabilities	35		33
Other liabilities	22,896		22,134
Other miscellaneous liabilities	63,101		62,324
Subordinated indebtedness	5,653		5,712
Equity
Contributed surplus	117		117
Retained earnings	25,055		22,119
Accumulated other comprehensive income (AOCI)	1,109		1,435
Total shareholders' equity	44,108		41,154
Non-controlling interests	177		181
Total equity	44,285		41,335
Total liabilities and equities	806,067		769,551
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 9)	3,575		3,575
Total equity	3,575		3,575
Common shares [member]
Equity
Issued shares (Note 9)	14,252		13,908
Total equity	$ 14,252		$ 13,908

[1]	Includes restricted cash of $498 million (April 30, 2021: $492 million; July 31, 2020: $468 million) and interest-bearing demand deposits with Bank of Canada.